Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets/(liabilities)
Total net assets	£ 92	£ 389
Unfunded Pension And Post Retirement Medical Benefits
Assets/(liabilities)
Surplus (deficit) in plan	(42)	(41)
Surplus | Funded Defined Benefit Pension Scheme
Assets/(liabilities)
Surplus (deficit) in plan	495	669
Deficit | Funded Defined Benefit Pension Scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ (361)	£ (239)